Earnings/(loss) per share (Details) £ / shares in Units, £ in Thousands, shares in Thousands		3 Months Ended		6 Months Ended
		Dec. 31, 2025 GBP (£) £ / shares item shares	Dec. 31, 2024 GBP (£) £ / shares shares	Dec. 31, 2025 GBP (£) £ / shares item shares	Jun. 30, 2025 GBP (£)	Dec. 31, 2024 GBP (£) £ / shares shares
Earnings/(loss) per share
Profit/(loss) for the period | £		£ 4,183	£ (27,745)	£ (2,457)	£ (6,607)	£ (26,416)
Basic earnings/(loss) per share | £ / shares		£ 0.0243	£ (0.1635)	£ (0.0142)		£ (0.1558)
Diluted earnings/(loss) per share | £ / shares	[1]	£ 0.0242	£ (0.1635)	£ (0.0142)		£ (0.1558)
Number of categories of dilutive potential ordinary shares | item		1		1
Weighted average number of ordinary shares used as the denominator in calculating basic loss per share		172,434	169,746	172,432		169,532
Adjustment for calculation of diluted earnings per share assumed conversion into Class A ordinary shares		224
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted loss per share		172,658	169,746	172,432		169,532

[1]	For the six months ended 31 December 2025 and the three and six months ended 31 December 2024, potential ordinary shares are anti-dilutive, as their inclusion in the diluted loss per share calculation would reduce the loss per share, and hence have been excluded.